Note 10 - Commitments and Contingencies (Details) (USD $)	0 Months Ended				1 Months Ended		12 Months Ended		208 Months Ended			6 Months Ended			12 Months Ended			1 Months Ended	11 Months Ended	12 Months Ended				0 Months Ended	6 Months Ended			1 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended			1 Months Ended
	Jun. 11, 2013	May 06, 2013	Jan. 02, 2013	Nov. 03, 2005	Sep. 20, 2012	Oct. 21, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Aug. 27, 2013	Jun. 30, 2014 Other Income [Member] MIG and SPD [Member]	Jan. 30, 2012 JMJ Financial Inc [Member]	Jan. 09, 2012 JMJ Financial Inc [Member]	Dec. 31, 2013 Former President and Director [Member] Restricted Stock [Member]	Dec. 31, 2012 Mold Production Payments [Member] MIG and SPD [Member]	Jan. 02, 2013 Mold Production Payments [Member] MIG and SPD [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Nov. 30, 2012 Mold Production Payments [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Jan. 02, 2013 Mold Production Payments [Member]	Dec. 31, 2011 Mold Production Payments [Member]	Apr. 26, 2013 Advisory Fee Requirement [Member]	May 07, 2014 Scenario, Plan [Member] MIG and SPD [Member]	Jun. 30, 2014 First Two Payments [Member] MIG and SPD [Member]	Jun. 30, 2014 Third Payment [Member] MIG and SPD [Member]	Jun. 30, 2014 Final Nine Payments [Member] MIG and SPD [Member]	Apr. 26, 2013 TCA Debentures [Member]	Oct. 21, 2011 Globe Med Tech Inc. [Member]	Aug. 27, 2013 Globe Med Tech Inc. [Member]	May 07, 2014 MIG and SPD [Member]	Jan. 02, 2013 MIG and SPD [Member]	Sep. 20, 2012 SEC [Member]	May 06, 2013 Cash Disbursement [Member]	May 06, 2013 Annuity Payments [Member]	Mar. 15, 2012 JMJ Financial Inc [Member]	Sep. 30, 2005 Maxxon Inc [Member]	Sep. 30, 2005 Globe Med Tech Inc. [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Purchase Obligation	$ 1,500,000
Purchase Price of Stock Percent	22.50%
Payments for Fees	10,000
Stock Issued During Period, Shares, New Issues (in Shares)	250,000						100,000
Intangible Asset, Patent, Ownership Percentage																																					50.00%	50.00%
Joint Venture, Ownership Percentage				50.00%
Stock Issued During Period, Value, New Issues				625,066				516,111
Litigation Settlement, Amount						311,440																							311,440		320,000			125,000	320,000
Litigation Settlement Shares (in Shares)						266,666																							266,666
Shares Cancelled (in Shares)											266,666																			266,666
Gain Contingency, Unrecorded Amount			770,000																													770,000
Proceeds from Legal Settlements			1,000,000									122,700												125,000	26,667	40,000	25,185					1,000,000
Property, Plant and Equipment, Gross							446,382	446,382	446,382	446,382							10,000	50,000		50,000	10,000	760,000
Asset Impairment Charges								878,276	4,570,007							710,000		50,000	710,000	710,000
Litigation Settlement Interest Received Percent																															3.00%
Loss Contingency Damages Sought Shares (in Shares)															3,000,000
Requested Shares Of Common Stock Conversion (in Shares)													1,226,049	1,000,000																						2,226,049
Loss Contingency, Damages Sought, Value					1,000,000																												1,000,000
Securities Purchase Agreement Amount To Be Purchased																												2,000,000
Convertible Notes Payable																												250,000
Other Commitment																							$ 100,000
Litigation Settlement Annuity Term		4 years